Debt - Summary of Debt, Including Drawings Under Credit Lines (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Debt Instrument [Line Items]
Debt	$ 29,594		$ 29,866
Payable in 2015, interest rate of 5.250% [Member]
Debt Instrument [Line Items]
Debt	1,214	[1]	1,379	[1]
Payable in 2018, interest rate of 6.250% [Member]
Debt Instrument [Line Items]
Debt	1,457	[1]	1,655	[1]
Payable in 2019, interest rate of 2.750% [Member]
Debt Instrument [Line Items]
Debt	1,214	[1]
Payable in 2021, interest rate of 2.875% [Member]
Debt Instrument [Line Items]
Debt	850	[1]
Payable in 2016, interest rate of 7.250% [Member]
Debt Instrument [Line Items]
Debt	253	[1]	258	[1]
Payable in 2017, interest rate of 7.875% [Member]
Debt Instrument [Line Items]
Debt	1,535	[1]	1,541	[1]
Payable in 2016, interest rate of 6.250% [Member]
Debt Instrument [Line Items]
Debt	500	[1]	500	[1]
Payable in 2015, interest rate of 3.875% [Member]
Debt Instrument [Line Items]
Debt	750	[1]	750	[1]
Payable in 2018, interest rate of 3.625% [Member]
Debt Instrument [Line Items]
Debt	598	[1]	599	[1]
Payable in 2017, interest rate of 3.250% [Member]
Debt Instrument [Line Items]
Debt	500	[1]	500	[1]
Payable in 2019, interest rate of 3.375%
Debt Instrument [Line Items]
Debt	500	[1]
Asset-backed debt [Member]
Debt Instrument [Line Items]
Debt	13,587		14,712
Other debt [Member]
Debt Instrument [Line Items]
Debt	6,636		7,972
Industrial Activities [Member]
Debt Instrument [Line Items]
Debt	11,520		11,948
Industrial Activities [Member] | Intersegment Debt [Member]
Debt Instrument [Line Items]
Debt	1,341		1,810
Industrial Activities [Member] | Payable in 2015, interest rate of 5.250% [Member]
Debt Instrument [Line Items]
Debt	1,214	[1]	1,379	[1]
Industrial Activities [Member] | Payable in 2018, interest rate of 6.250% [Member]
Debt Instrument [Line Items]
Debt	1,457	[1]	1,655	[1]
Industrial Activities [Member] | Payable in 2019, interest rate of 2.750% [Member]
Debt Instrument [Line Items]
Debt	1,214	[1]
Industrial Activities [Member] | Payable in 2021, interest rate of 2.875% [Member]
Debt Instrument [Line Items]
Debt	850	[1]
Industrial Activities [Member] | Payable in 2016, interest rate of 7.250% [Member]
Debt Instrument [Line Items]
Debt	253	[1]	258	[1]
Industrial Activities [Member] | Payable in 2017, interest rate of 7.875% [Member]
Debt Instrument [Line Items]
Debt	1,535	[1]	1,541	[1]
Industrial Activities [Member] | Asset-backed debt [Member]
Debt Instrument [Line Items]
Debt	26		15
Industrial Activities [Member] | Other debt [Member]
Debt Instrument [Line Items]
Debt	3,630		5,290
Financial services [Member]
Debt Instrument [Line Items]
Debt	24,086		25,408
Financial services [Member] | Intersegment Debt [Member]
Debt Instrument [Line Items]
Debt	4,671		5,680
Financial services [Member] | Payable in 2016, interest rate of 6.250% [Member]
Debt Instrument [Line Items]
Debt	500	[1]	500	[1]
Financial services [Member] | Payable in 2015, interest rate of 3.875% [Member]
Debt Instrument [Line Items]
Debt	750	[1]	750	[1]
Financial services [Member] | Payable in 2018, interest rate of 3.625% [Member]
Debt Instrument [Line Items]
Debt	598	[1]	599	[1]
Financial services [Member] | Payable in 2017, interest rate of 3.250% [Member]
Debt Instrument [Line Items]
Debt	500	[1]	500	[1]
Financial services [Member] | Payable in 2019, interest rate of 3.375%
Debt Instrument [Line Items]
Debt	500	[1]
Financial services [Member] | Asset-backed debt [Member]
Debt Instrument [Line Items]
Debt	13,561		14,697
Financial services [Member] | Other debt [Member]
Debt Instrument [Line Items]
Debt	$ 3,006		$ 2,682

[1]	Includes unamortized discounts/premiums and fair value hedge adjustments.